Share Capital - Reconciliation of Prior Year Movements (Details)	12 Months Ended
Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Issued and fully paid at beginning of period (in shares)	242,933,801
Movement during the year (in shares)	(71,499)
Issued and fully paid at end of period (in shares)	242,862,302
Ordinary Shares of $0.000165 each
Disclosure of classes of share capital [line items]
Issued and fully paid at beginning of period (in shares)	106,491,588
Movement during the year (in shares)	0
Issued and fully paid at end of period (in shares)	106,491,588
Non-voting Ordinary Shares of $0.000165 each
Disclosure of classes of share capital [line items]
Issued and fully paid at beginning of period (in shares)	3,986,376
Movement during the year (in shares)	0
Issued and fully paid at end of period (in shares)	3,986,376
Deferred Shares of $0.000469 each
Disclosure of classes of share capital [line items]
Issued and fully paid at beginning of period (in shares)	107,462,989
Movement during the year (in shares)	28,501
Issued and fully paid at end of period (in shares)	107,491,490
Growth Shares of $0.000165 each
Disclosure of classes of share capital [line items]
Issued and fully paid at beginning of period (in shares)	24,992,848
Movement during the year (in shares)	(100,000)
Issued and fully paid at end of period (in shares)	24,892,848